UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C. 20549

                                          Form 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2011
                                                  ------------------------
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:       Harber Asset Management, LLC
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            237 Park Ave
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            Suite 900
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            New York, NY 10017
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Form 13F File Number:  28-12251
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Harold W. Berry III
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Title:      Managing Member
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Phone:      (212) 808-7430
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Signature, Place, and Date of Signing:

  /s/ Harold W. Berry III           New York, NY               May 16, 2011
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       [Signature]                  [City, State]                 [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                1
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Form 13F Information Table Entry Total:          59
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Form 13F Information Table Value Total:        69,348
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                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.        Form 13F File Number     Name

   1          28-06273                 Graham Partners, L.P.

                           FORM 13F INFORMATION TABLE

                                                                                                               Voting
                                Title of                Market                       Investment      Other    Authority
Name                            Class     CUSIP         Value    Qty        SH/PRN   Discretion     Managers   Shared
PULSE ELECTRONICS CORP 7.000%
12/15/14 C                      Note      74586WAA4     1,080    1,000,000  SH       Shared-Defined     1     1,000,000

SIRIUS SATELLITE SIRI 3.25%
10/15/11                        Note      82966UAD5       271      269,000  SH       Shared-Defined     1       269,000

Arch Chemicals Inc              COM       03937R102       736       17,691  SH       Shared-Defined     1        17,691

Arrow Electronics Inc           COM       042735100        10          242  SH       Shared-Defined     1           242

AvalonBay Communities Inc       COM       053484101       789        6,570  SH       Shared-Defined     1         6,570

Avnet Inc                       COM       053807103       341       10,000  SH       Shared-Defined     1        10,000

American Express Co             COM       025816109     1,749       38,700  SH       Shared-Defined     1        38,700

BROADSOFT INC                   COM       11133B409       214        4,500  SH       Shared-Defined     1         4,500

Computer Associates             COM       12673P105     1,147       47,432  SH       Shared-Defined     1        47,432

CCA INDUSTRIES INC              COM       124867102        64       11,000  SH       Shared-Defined     1        11,000

Cbeyond Inc                     COM       149847105     1,223      104,837  SH       Shared-Defined     1       104,837

Capitol Federal Financial       COM       14057J101     1,003       88,955  SH       Shared-Defined     1        88,955

Convio Inc                      COM       21257W105       771       66,500  SH       Shared-Defined     1        66,500

CRYSTAL ROCK HOLDINGS INC       COM       22940F103        20       23,572  SH       Shared-Defined     1        23,572

Cisco Systems Inc               COM       17275R102     4,345      253,374  SH       Shared-Defined     1       253,374

China Yuchai Intl Ltd           COM       G21082105       337       11,500  SH       Shared-Defined     1        11,500

Citizens & Northern Corp        COM       172922106       824       49,000  SH       Shared-Defined     1        49,000

Digi International Inc          COM       253798102       359       34,013  SH       Shared-Defined     1        34,013

eBay Inc                        COM       278642103       697       22,457  SH       Shared-Defined     1        22,457

Entegris Inc                    COM       29362U104     1,622      184,782  SH       Shared-Defined     1       184,782

Fiserv Inc                      COM       337738108     2,630       41,933  SH       Shared-Defined     1        41,933

Flextronics International Ltd   COM       Y2573F102     2,829      378,660  SH       Shared-Defined     1       378,660

Fushi Copperweld Inc            COM       36113E107     1,775      221,320  SH       Shared-Defined     1       221,320

Google Inc                      COM       38259P508     1,974        3,365  SH       Shared-Defined     1         3,365

Hewlett-Packard Co              COM       428236103     1,810       44,179  SH       Shared-Defined     1        44,179

Hapc, Inc                       COM       45685K102       496      183,708  SH       Shared-Defined     1       183,708

Intel Corp                      COM       458140100     1,162       57,604  SH       Shared-Defined     1        57,604

KMG CHEMICALS INC               COM       482564101       629       32,000  SH       Shared-Defined     1        32,000

Masco Corp                      COM       574599106     1,563      112,270  SH       Shared-Defined     1       112,270

Monolithic Power Systems Inc    COM       609839105     2,417      170,333  SH       Shared-Defined     1       170,333

MARLIN BUSINESS SERVICES INC    COM       571157106       185       15,000  SH       Shared-Defined     1        15,000

Microsoft Corp                  COM       594918104     1,110       43,732  SH       Shared-Defined     1        43,732

NII Holdings Inc                COM       62913F201     2,500       60,000  SH       Shared-Defined     1        60,000

PepsiCo Inc/NC                  COM       713448108     1,627       25,263  SH       Shared-Defined     1        25,263

Procter & Gamble Co/The         COM       742718109       924       15,000  SH       Shared-Defined     1        15,000

Premiere Global Services Inc    COM       740585104       800      105,000  SH       Shared-Defined     1       105,000

Penn Millers Holding Corp       COM       707561106     1,509      106,446  SH       Shared-Defined     1       106,446

Penns Woods Bancorp Inc         COM       708430103       328        8,417  SH       Shared-Defined     1         8,417

Rent-A-Center Inc/TX            COM       76009N100     1,059       30,326  SH       Shared-Defined     1        30,326

Regal Entertainment Group       COM       758766109       910       67,371  SH       Shared-Defined     1        67,371

Research In Motion Ltd          COM       760975102       283        5,000  SH       Shared-Defined     1         5,000

Spartech Corp                   COM       847220209     1,547      213,323  SH       Shared-Defined     1       213,323

Shoretel Inc                    COM       825211105       652       79,202  SH       Shared-Defined     1        79,202

Standard Microsystems Corp      COM       853626109     1,115       45,218  SH       Shared-Defined     1        45,218

S1 Corp                         COM       78463B101       379       56,730  SH       Shared-Defined     1        56,730

S&T Bancorp Inc                 COM       783859101       740       34,300  SH       Shared-Defined     1        34,300

Sysco Corp                      COM       871829107     1,806       65,181  SH       Shared-Defined     1        65,181

Tekelec                         COM       879101103     1,656      203,970  SH       Shared-Defined     1       203,970

Neutral Tandem Inc              COM       64128B108       669       45,351  SH       Shared-Defined     1        45,351

Tyson Foods Inc                 COM       902494103     1,158       60,326  SH       Shared-Defined     1        60,326

Mac-gray Corp                   COM       554153106     2,817      174,666  SH       Shared-Defined     1       174,666

Visa Inc                        COM       92826C839       413        5,612  SH       Shared-Defined     1         5,612

Viacom Inc                      COM       92553P201     1,602       34,442  SH       Shared-Defined     1        34,442

WalMart Stores Inc              COM       931142103     1,604       30,820  SH       Shared-Defined     1        30,820

Westell Technologies Inc        COM       957541105       354      101,085  SH       Shared-Defined     1       101,085

GROUPE CGI INC - CL A           COM       39945C109     2,948      145,012  SH       Shared-Defined     1       145,012

INTERXION HOLDING NV            COM       N47279109     1,677      129,000  SH       Shared-Defined     1       129,000

NXP SEMICONDUCTORS NV           COM       N6596X109     1,178       39,310  SH       Shared-Defined     1        39,310

General Motors Corp 4.75%       COM       37045V209       911       18,900  SH       Shared-Defined     1        18,900